Expense Example {- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund Retail PRO-07 - Fidelity® Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund-Retail Class	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966